SCHEDULE OF CONCENTRATION (Details)		12 Months Ended
		Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2024
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		31.00%		(0.00%)	[1]	(0.00%)	[1]
Customer A [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		38.00%		(0.00%)	[1]
Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		10.00%		(0.00%)	[1]	(0.00%)	[1]
Customer B [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		29.00%		(0.00%)	[1]
Customer C [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		(0.00%)	[1]	36.00%		29.00%
Customer D [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		(0.00%)	[1]	13.00%	[1]	14.00%
Customer E [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	[1]	(0.00%)		13.00%		(0.00%)
Customer F [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		(0.00%)	[1]	(0.00%)	[1]	24.00%
Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		41.00%		62.00%		67.00%
Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		93.00%		79.00%
Customer G [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		26.00%		(0.00%)	[1]
Customer H [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		(0.00%)	[1]	44.00%
Customer I [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		(0.00%)	[1]	19.00%
Customer J [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		(0.00%)	[1]	16.00%
Supplier A [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		24.00%		(0.00%)	[2]	(0.00%)	[2]
Supplier A [Member] | Accounts Payable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		61.00%		(0.00%)	[2]
Supplier B [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		15.00%		(0.00%)	[2]	(0.00%)	[2]
Supplier C [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		12.00%		(0.00%)	[2]	(0.00%)	[2]
Supplier D [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		10.00%		16.00%		(0.00%)	[2]
Supplier E [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	[2]	(0.00%)		28.00%		(0.00%)
Supplier E [Member] | Accounts Payable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	[2]	(0.00%)		73.00%
Supplier F [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	[2]	(0.00%)		17.00%		(0.00%)
Supplier G [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		(0.00%)	[2]	14.00%	[2]	39.00%
Supplier H [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		(0.00%)	[2]	(0.00%)	[2]	11.00%
Supplier [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		61.00%		75.00%		50.00%
Supplier [Member] | Accounts Payable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		82.00%		73.00%
Supplier I [Member] | Accounts Payable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	[2]	21.00%		(0.00%)

[1]	Indicates below 10%.
[2]	Indicates below 10%.